Property , Plants and Equipment , Net	12 Months Ended
Dec. 31, 2022
Property , Plants and Equipment , Net [Abstract]
PROPERTY, PLANTS AND EQUIPMENT, NET
NOTE 7:-	PROPERTY, PLANTS AND EQUIPMENT, NET

Composition and movement:

	Software	Motor vehicles	Office furniture and equipment	Computers and peripheral equipment	Leasehold improvements	Total
Cost:
Balance as of January 1, 2022	$1,623	$1,444	$3,839	$8,106	$3,725	$18,737
Additions during the year:
Purchases	110	9	1,365	2,702	195	4,381
Acquisitions of subsidiaries	4	-	55	112	8	179
Adjustments arising from translating financial statements of foreign operations	(220)	(181)	(555)	(1,668)	1,996	(628)
Decreases during the year:
Disposals	(25)	(2)	(309)	(632)	(44)	(1,012)

Balance as of December 31, 2022	$1,492	$1,270	$4,395	$8,620	$5,880	$21,657

Accumulated depreciation:
Balance as of January 1, 2022	$1,510	$1,240	$2,480	$6,594	$1,041	$12,865
Additions during the year:
Depreciation	47	4	583	1,192	84	1,910
Disposals	(23)	(2)	(284)	(580)	(41)	(930)
Adjustments arising from translating financial statements of foreign operations	(135)	(152)	104	(520)	177	(526)

Balance as of December 31, 2022	$1,399	$1,090	2,883	$6,686	$1,261	$13,319

Depreciated cost at December 31, 2022	$93	$180	$1,512	$1,934	$4,619	$8,338

	Software	Motor vehicles	Office furniture and equipment	Computers and peripheral equipment	Leasehold improvements	Total
Cost:
Balance as of January 1, 2021	$1,621	$1,411	$3,627	$7,021	$3,611	$17,291
Additions during the year:
Purchases	88	3	453	830	65	1,439
Acquisition of subsidiaries	8	-	40	82	6	136
Adjustments arising from translating financial statements of foreign operations	(89)	30	(253)	231	47	(34)
Decreases during the year:
Disposals	(5)	-	(28)	(58)	(4)	(95)

Balance as of December 31, 2021	$1,623	$1,444	$3,839	$8,106	$3,725	$18,737

Accumulated depreciation:
Balance as of January 1, 2021	$1,458	$866	$2,340	$5,886	$753	$11,303
Additions during the year:
Depreciation	103	4	530	1,084	75	1,796
Disposals	(5)	-	(28)	(58)	(4)	(95)
Adjustments arising from translating financial statements of foreign operations	(46)	370	(362)	(318)	217	(139)

Balance as of December 31, 2021	$1,510	$1,240	$2,480	$6,594	$1,041	$12,865

Depreciated cost at December 31, 2021	$113	$204	$1,359	$1,512	$2,684	$5,872

Depreciated cost at January 1, 2021	$163	$545	$1,287	$1,135	$2,858	$5,988